Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventories [Abstract]
Lubricants	$ 7,358	$ 6,629
Bunkers	6,800	7,905
Total	$ 14,158	$ 14,534